UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
                  INVESTMENT COMPANY ACT FILE NUMBER 811-21819

                          PNC LONG-SHORT TEDI FUND LLC
               (Exact name of registrant as specified in charter)

                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1.  REPORTS TO STOCKHOLDERS.

PNC LONG-SHORT TEDI FUND LLC
(FORMERLY MERCANTILE LONG-SHORT
MANAGER FUND FOR TAX-EXEMPT/
DEFERRED INVESTORS (TEDI) LLC)

ANNUAL REPORT
MARCH 31, 2008

PNC LONG-SHORT TEDI FUND LLC
CONTENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

                                                                         PAGE(S)

Report of Independent Registered Public Accounting Firm ...................   2

FINANCIAL STATEMENTS

Consolidated Statement of Assets and Liabilities ..........................   3

Consolidated Statement of Operations ......................................   4

Consolidated Statements of Changes in Members' Capital ....................   5

Consolidated Statement of Cash Flows ......................................   6

Consolidated Financial Highlights .........................................   7

Notes to Consolidated Financial Statements ................................   8

Directors and Officers of the Fund (unaudited) ............................  14

Other Information (unaudited) .............................................  18

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of PNC Long-Short TEDI Fund LLC:

We have audited the accompanying consolidated statement of assets and liabilities of PNC Long-Short TEDI Fund LLC (formerly Mercantile Long-Short Manager Fund For Tax-Exempt/Deferred Investors (TEDI) LLC) (the "Fund"), as of March 31, 2008, and the related consolidated statements of operations and cash flows for the year then ended, and the consolidated statements of changes in members' capital and financial highlights for the year then ended and for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These consolidated financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial consolidated statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PNC Long-Short TEDI Fund LLC as of March 31, 2008, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include an investment in PNC Long-Short Master Fund LLC (the "Master Fund") valued at $2,462,329 (103.96% of total members' capital) as of March 31, 2008, whose fair value has been estimated by management in the absence of readily ascertainable market values. Management's estimate is based on information provided by the investment managers or general partners of the underlying funds of the Master Fund.

DELOITTE & TOUCHE LLP

Chicago, Illinois
May 30, 2008

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS
Investment in PNC Long-Short Master Fund LLC ("Master Fund")      $   2,462,329
Receivable from Master Fund for tender offer                            100,000
Receivable from Manager                                                  63,685
Prepaid directors' fees                                                     548
                                                                  -------------
   Total assets                                                       2,626,562
                                                                  -------------
LIABILITIES
Note payable for tender offer                                           100,000
Due to Master Fund                                                       62,589
Administration fee payable                                               31,624
Incentive fee payable                                                     7,480
Chief Compliance Officer fees payable                                       652
Other accrued expenses                                                   55,795
                                                                  -------------
   Total liabilities                                                    258,140
                                                                  -------------
   Net assets                                                     $   2,368,422
                                                                  =============

MEMBERS' CAPITAL
Capital                                                           $   2,141,500
Accumulated net investment loss                                        (114,228)
Accumulated net realized gain on investments                            273,886
Net unrealized appreciation on investments                               67,264
                                                                  -------------
   Members' capital                                               $   2,368,422
                                                                  =============

    The accompanying notes are an integral part of the consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MASTER FUND
   Dividend income                                                                         $       1,286
   Expenses                                                                                      (43,661)
                                                                                           -------------
     Net investment loss allocated from Master Fund                                              (42,375)
                                                                                           -------------

OPERATING EXPENSES
Administration fees                                                                               20,660
Incentive fees                                                                                     7,480
Chief Compliance Officer fees                                                                      7,198
Directors' fees                                                                                    6,950
Printing fees                                                                                     45,830
Audit and tax fees                                                                                36,783
Legal fees                                                                                        22,500
Registration fees                                                                                  1,159
Other expenses                                                                                     1,720
                                                                                           -------------
       Total expenses                                                                            150,280
Less:
     Expense waiver/reimbursement from Manager                                                  (127,495)
                                                                                           -------------
       Net expenses                                                                               22,785
                                                                                           -------------
       Net investment loss                                                                       (65,160)
                                                                                           -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
     MASTER FUND

Net realized gain on investments                                                                 256,254
Net change in unrealized appreciation on investments                                            (128,255)
                                                                                           -------------
       Net realized and unrealized gain on investments allocated from
         Master Fund                                                                             127,999
                                                                                           -------------
Net increase in members' capital from operating activities                                 $      62,839
                                                                                           =============

    The accompanying notes are an integral part of the consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                               $     (49,068)
Net realized gain on investments                                         17,632
Net change in unrealized appreciation on investments                    195,519
                                                                  -------------
   Net increase in members' capital
   from operating activities                                            164,083
                                                                  -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests**                                    1,956,500
                                                                  -------------
   Net increase in members' capital
   from capital transactions                                          1,956,500
                                                                  -------------
MEMBERS' CAPITAL
Balance at beginning of period                                               --
                                                                  -------------
Balance at end of period                                          $   2,120,583
                                                                  =============

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                               $     (65,160)
Net realized gain on investments                                        256,254
Net change in unrealized appreciation on investments                   (128,255)
                                                                  -------------
   Net increase in members' capital
   from operating activities                                             62,839
                                                                  -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                        285,000
Cost of Interests repurchased                                          (100,000)
                                                                  -------------
   Net increase in members' capital
   from capital transactions                                            185,000
                                                                  -------------
MEMBERS' CAPITAL
Balance at beginning of year                                          2,120,583
                                                                  -------------
Balance at end of year                                            $   2,368,422
                                                                  =============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

**    Includes proceeds from the initial seeding of the Fund.

    The accompanying notes are an integral part of the consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                 $      62,839
Adjustments to reconcile net decrease in members' capital from operating activities to net cash used in operating activities
   Purchases of investments in Master Fund                                                      (373,070)
   Proceeds from sale of investments in Master Fund                                               63,265
   Net income loss and realized/unrealized gain allocated from Master Fund                       (85,624)
   Net sale of short-term investments                                                             19,945
   Increase in receivable from Manager                                                           (53,712)
   Increase in prepaid directors' fees                                                              (239)
   Increase in Chief Compliance Officer fees payable                                                 652
   Increase in administration fee payable                                                         15,000
   Increase in due to Master Fund                                                                 62,589
   Decrease in incentive fee payable                                                             (10,751)
   Increase in other accrued expenses                                                             14,106
                                                                                           -------------
       Net cash used in operating activities                                                    (285,000)
                                                                                           -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                                 285,000
                                                                                           -------------
       Net cash provided by financing activities                                                 285,000
                                                                                           -------------
       Net change in cash and cash equivalents                                                        --

CASH AND CASH EQUIVALENTS
Beginning of year                                                                                     --
                                                                                           -------------
End of year                                                                                $          --
                                                                                           =============

NON-CASH FINANCING ACTIVITIES

     Receivable from Master Fund for tender offer                                          $     100,000

    The accompanying notes are an integral part of the consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
CONSOLIDATED FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    PERIOD ENDED
                                                                YEAR ENDED            MARCH 31,
                                                              MARCH 31, 2008            2007+
                                                              --------------        ------------
TOTAL RETURN
Total return before incentive fee (1)                                   3.53%              10.60%
Incentive fee                                                          (0.37)              (1.12)
                                                              --------------        ------------
         Total return after incentive fee (1)                           3.16%               9.48%
                                                              ==============        ============
Net assets, end of period (000's)                             $        2,368        $      2,121

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio,
   before waivers and reimbursements                                   (8.46)%            (13.92)% (3)
   net of waivers and reimbursements                                   (2.86)%             (4.78)% (3)
Expense ratio before incentive fee,
   before waivers and reimbursements (2)                                8.19%              12.21%  (3)
   net of waivers and reimbursements (2)                                2.59%               3.07%  (3)

Expense ratio before incentive fee, net of
   waivers and reimbursements                                           2.59%               3.07%  (3)
Incentive fee                                                           0.33%               1.33%  (4)
                                                              --------------        ------------
   Expense ratio after incentive fee, net of
      waivers and reimbursements                                        2.92%               4.40%  (3)
                                                              ==============        ============
Portfolio turnover                                                     32.69% (5)           5.78%  (5)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. Total return is calculated for the period indicated and had not been annualized.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions. The waivers consist of voluntary payments made by the Manager. See Note 3 in Notes to Consolidated Financial Statements.

(3)   Annualized.

(4)   Not annualized.

(5)   Portfolio turnover represents the Master Fund's portfolio turnover.

    The accompanying notes are an integral part of the consolidated financial statements.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Long-Short TEDI Fund LLC (formerly Mercantile Long-Short Manager Fund for Tax- Exempt/Deferred Investors (TEDI) LLC), the "Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale. The Fund was formed on August 4, 2005 with operations commencing on July 1, 2006.

      The Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the PNC Long-Short Cayman Fund LDC (formerly Mercantile Long-Short Manager Offshore Fund for Tax-Exempt/Deferred Investors (TEDI) LDC), the "Offshore Fund", a Cayman Islands limited duration company with the same investment objectives as the Fund. The Offshore Fund commenced operations on July 1, 2006. The Offshore Fund invests substantially all of its investable assets into PNC Long-Short Master Fund LLC (the "Master Fund"), a Delaware limited liability company with the same investment objectives as the Fund and the Offshore Fund. The Offshore Fund serves solely as an intermediate entity through which the Fund invests in the Master Fund. The Offshore Fund makes no independent investment decisions and has no investment or other discretion over the investable assets. The Fund owned 100% of the Offshore Fund, and the Offshore Fund owned approximately 4.9% of the Master Fund as of March 31, 2008. As the Fund controls substantially all of the operations of the Offshore Fund, these financial statements are the consolidation of the Fund and the Offshore Fund. Inter-company balances have been eliminated through consolidation.

      The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements.

      The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Fund and the Master Fund under interim investment management agreements (collectively the "Interim Investment Management Agreements") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Fund's members approved the new investment management agreements.

      At March 31, 2008, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $152,562.

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

      2.    SIGNIFICANT ACCOUNTING POLICIES

      The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States. The following is a summary of the significant accounting policies followed by the Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

            The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Dividend income is recorded on the ex-dividend date. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

      C.    SEGREGATED ACCOUNT

            A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from tender offers.

      D.    FUND EXPENSES

            The Fund will bear all expenses incurred in its business. The expenses of the Fund include, but are not limited to, the following: legal fees; administrative fees; auditing fees; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund. Certain expenses of the Fund have been voluntarily paid by the Manager. These voluntary payments are temporary and the Manager may terminate all or a portion of these voluntary payments at any time and without notice to members. The Master Fund pays the expense allocated to, and incurred by, the Fund and is reimbursed by the Fund through the redemption of Interests in the Fund.

      E.    INCOME TAXES

            The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to such member's distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

            On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

      F.    DISTRIBUTION POLICY

            The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      G.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At March 31, 2008, there was no investment in this registered investment company.

      H.    CAPITAL ACCOUNTS

            Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages.

      I.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    INCENTIVE FEES

            The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period. The Manager will pay the Adviser to the Master Fund one-half of the Incentive Fee.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreements, the incentive fees earned by the Manager for services provided to the Master Fund and the Fund during March 2, 2007 to July 19, 2007 were held in an interest bearing escrow account. A majority of the Fund's outstanding voting securities approved new investment management agreements, dated July 20, 2007, for the Master Fund and the Fund, and as a result the amount in the escrow account for the Master Fund and the Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting, and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

            SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

      D.    BOARD FEES

            The Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the year ended March 31, 2008 were $9,640, which includes $2,690 allocated from Master.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.    INVESTMENT TRANSACTIONS

      For the year ended March 31, 2008, aggregate purchases of the Master Fund amounted to $373,070 and aggregate sales of the Master Fund amounted to $63,265.

8.    TENDER OFFERS

      On February 27, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 29, 2007. No tenders were received from members during this offering period.

      On June 6, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at September 28, 2007. No tenders were received from members during this offering period.

PNC LONG-SHORT TEDI FUND LLC
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      On August 24, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2007. No tenders were received from members during this offering period.

      On November 26, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at March 31, 2008. No tenders were received from members during this offering period.

      On February 26, 2008, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $100,000 of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2008. Tenders with an estimated value in the amount of $100,000 were received and accepted by the Fund from members. A non-interest bearing Promissory Note was issued by the Fund entitling the members to a payment on or about 30 days after June 30, 2008.

9.    RECENT ACCOUNTING PRONOUNCEMENT

      In September 2006, FASB issued Statement on Financial Accounting Standards
      (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of operations for a fiscal period.

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o PNC Long-Short TEDI Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS

-----------------------------------------------------------------------------------------------------------------------------------
                      POSITION(S)       LENGTH OF            PRINCIPAL
                      HELD WITH         TIME                 OCCUPATION(S)
NAME AND AGE          FUND              SERVED               DURING PAST 5 YEARS          OTHER DIRECTORSHIPS HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
L. White              Director          Since 2003           Retired since 2001;          PNC Alternative Strategies Master Fund
Matthews, III                                                Chairman, Ceridian           LLC, PNC Alternative Strategies Fund LLC,
Age: 62                                                      Corporation, 2006 to         PNC Alternative Strategies TEDI Fund LLC,
                                                             present.                     PNC Long-Short Fund LLC, PNC Long-Short
                                                                                          Master Fund LLC, PNC Absolute Return Fund
                                                                                          LLC, PNC Absolute Return Master Fund LLC,
                                                                                          PNC Absolute Return TEDI Fund LLC; PNC
                                                                                          Funds, Inc.; Matrixx Initiatives, Inc.
                                                                                          pharmaceuticals); Imation Corp. (data
                                                                                          storage products).
-----------------------------------------------------------------------------------------------------------------------------------
Edward D.             Director          Since 2002           Dean and Chief Executive     PNC Alternative Strategies Master Fund
Miller                                                       Officer, Johns Hopkins       LLC, PNC Alternative Strategies Fund LLC,
Age: 65                                                      Medicine, January 1997       PNC Alternative Strategies TEDI Fund LLC,
                                                             to present.                  PNC Long-Short Fund LLC, PNC Long-Short
                                                                                          Master Fund LLC, PNC Absolute Return Fund
                                                                                          LLC, PNC Absolute Return Master Fund LLC,
                                                                                          PNC Absolute Return TEDI Fund LLC; PNC
                                                                                          Funds, Inc.; Bradmer Pharmaceuticals Inc.
                                                                                          (pharmaceuticals).
-----------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
John R. Murphy        Director and      Since 2002           Vice Chairman, National      PNC Alternative Strategies Master Fund
Age: 74               Chairman of the                        Geographic Society,          LLC, PNC Alternative Strategies Fund LLC,
                      Board                                  March 1998 to present.       PNC Alternative Strategies TEDI Fund LLC,
                                                                                          PNC Long-Short Fund LLC, PNC Long-Short
                                                                                          Master Fund LLC, PNC Absolute Return Fund
                                                                                          LLC, PNC Absolute Return Master Fund LLC,
                                                                                          PNC Absolute Return TEDI Fund LLC; PNC
                                                                                          Funds, Inc.; Omnicom Group, Inc. (media
                                                                                          and marketing services); Sirsi Dynix
                                                                                          (technology).
-----------------------------------------------------------------------------------------------------------------------------------
Thomas L.             Director          Since 2005           Retired since August         PNC Alternative Strategies Master Fund
Owsley                                                       2004; President, Chief       LLC, PNC Alternative Strategies Fund LLC,
Age: 67                                                      Executive Officer and        PNC Alternative Strategies TEDI Fund LLC,
                                                             Chief Operating Officer,     PNC Long-Short Fund LLC, PNC Long-Short
                                                             Crown Central Petroleum      Master Fund LLC, PNC Absolute Return Fund
                                                             Corporation 2003 to          LLC, PNC Absolute Return Master Fund LLC,
                                                             August 2004: Senior Vice     PNC Absolute Return TEDI Fund LLC; PNC
                                                             President, General           Funds, Inc.
                                                             Counsel and Corporate
                                                             Secretary, Crown Central
                                                             Petroleum Corporation,
                                                             2001 to 2003.
-----------------------------------------------------------------------------------------------------------------------------------
George R.             Director          Since 2002           President, U.S.-Japan        PNC Alternative Strategies Master Fund
Packard, III                                                 Foundation, July 1998 to     LLC, PNC Alternative Strategies Fund LLC,
Age: 75                                                      present.                     PNC Alternative Strategies TEDI Fund LLC,
                                                                                          PNC Long-Short Fund LLC, PNC Long-Short
                                                                                          Master Fund LLC, PNC Absolute Return Fund
                                                                                          LLC, PNC Absolute Return Master Fund LLC,
                                                                                          PNC Absolute Return TEDI Fund LLC; PNC
                                                                                          Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

INTERESTED DIRECTOR

-----------------------------------------------------------------------------------------------------------------------------------
                      POSITION          LENGTH OF
                      HELD WITH         TIME                 PRINCIPAL OCCUPATION
NAME AND AGE          FUND              SERVED               DURING PAST 5 YEARS          OTHER DIRECTORSHIPS HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Decatur H.            Director          Since 2002           Retired.                     PNC Alternative Strategies Master Fund
Miller(1)                                                                                 LLC, PNC Alternative Strategies Fund LLC,
Age: 75                                                                                   PNC Alternative Strategies TEDI Fund LLC,
                                                                                          PNC Long-Short Fund LLC, PNC Long-Short
                                                                                          Master Fund LLC, PNC Absolute Return Fund
                                                                                          LLC, PNC Absolute Return Master Fund LLC,
                                                                                          PNC Absolute Return TEDI Fund LLC; PNC
                                                                                          Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which PNC Bank, N.A., the parent company of PNC Capital Advisors, Inc. ("PCA"), is also a co-trustee.

OFFICERS OF THE FUND

Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

-----------------------------------------------------------------------------------------------------------------------------------
                                         LENGTH OF
                      POSITION HELD        TIME                                      PRINCIPAL OCCUPATION(S)
NAME AND AGE          WITH FUND           SERVED                                       DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Kevin A. McCreadie    President         Since 2004           President and Chief Executive Officer, PCA since March 2004; Chief
Age: 47                                                      Investment Officer, PCA since 2002; Chief Investment Officer, PNC
                                                             Wealth Management since 2007; Partner of Brown Investment Advisory &
                                                             Trust Company from 1999 to 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Jennifer E.           Vice President    Since March 2008     Treasurer and Vice President, PCA since September 2007; Unit Leader,
Spratley              and Treasurer     and September        Fund Accounting and Administration, SEI Investments Global Funds
Age: 39                                 2007, respectively   Services 2005 to 2007; Fund Accounting Director, SEI Global Funds
                                                             Services 1999 to 2007.
-----------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT TEDI FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        LENGTH
                      POSITION HELD     OF TIME                                      PRINCIPAL OCCUPATION(S)
NAME AND AGE            WITH FUND       SERVED                                         DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux    Assistant Vice    Since 2004           President, EJV Financial Services (consulting) since 2002; Senior Vice
Age: 64               President and                          President, Old Mutual Advisor Funds II since 2005; Vice President,
                      Chief                                  Swiss Helvetia Fund since 1987; Vice President, Hilliard Lyons
                      Compliance                             Government Fund since 2004; Vice President, ISI Funds since 1986;
                      Officer                                Chief Compliance Officer, Victory Funds since 2005; Deutsche Asset
                                                             Management ("DeAM") from 1987 to 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Jennifer E. Vollmer   Secretary         Since 2002           Senior Counsel, The PNC Financial Services Group, Inc. since March
Age: 36                                                      2007; Secretary, PCA since 2001; Vice President, PCA 2001 to 2007.
-----------------------------------------------------------------------------------------------------------------------------------
Savonne L. Ferguson   Assistant         Since 2004           Vice President, PCA since September 2007; Assistant Vice President,
Age: 34               Secretary                              PCA 2002 to 2007.
-----------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT TEDI FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

ADVISER TO THE MASTER FUND

Advantage Advisers Management LLC
200 Park Avenue
New York, New York 10166

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania  19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

PNC LONG-SHORT MASTER
FUND LLC
(FORMERLY MERCANTILE LONG-SHORT
MANAGER MASTER FUND LLC)
ANNUAL REPORT
MARCH 31, 2008

PNC LONG-SHORT MASTER FUND LLC
CONTENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

                                                                         PAGE(S)

Fund Commentary (unaudited) ..........................................         2

Report of Independent Registered Public Accounting Firm ..............         7

FINANCIAL STATEMENTS

Schedule of Investments ..............................................         8

Statement of Assets and Liabilities ..................................        10

Statement of Operations ..............................................        11

Statements of Changes in Members' Capital ............................        12

Statement of Cash Flows ..............................................        13

Financial Highlights .................................................        14

Notes to Financial Statements ........................................        15

Liquidity of Investment Funds (unaudited) ............................        21

Directors and Officers of the Fund (unaudited) .......................        22

Other Information (unaudited) ........................................        26

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

Dear Members:

PNC Long-Short Master Fund* (the "Fund"), formerly Mercantile Long-Short Manager Master Fund, returned 4.12%, net of all fees and expenses, for the 12 months ended March 31, 2008 (the "Reporting Period").

The Fund produced positive returns in seven of the 12 months during the Reporting Period, continuing to meet its objectives and provide investors global equity exposure with less risk than a traditional "long-only" global equity strategy.

In general, economic and market conditions proved challenging to the Fund's managers' efforts, as dramatic volatility re-emerged after a five-year hiatus. The world began to feel the ripple effects of the subprime credit implosion, and anticipation of a recession both in the U.S. and globally heightened. Negative broad equity market returns during the Reporting Period punished those managers with a long bias, so some of the more bullish sub-funds did not perform well.

On the positive side, however, other sub-fund managers were more bearish on the economy and achieved solid gains through the strategies they employed. In fact, the Fund was able to post gains during the Reporting Period due primarily to its managers' ability to short securities, i.e. a strategy used in an effort to profit from the falling price of a stock, and their flexibility to reallocate capital as market conditions shifted. More specifically, for the Reporting Period overall, several sub-fund managers were able to take advantage of increasing opportunities internationally; some shorted subprime mortgage debt and financial institutions through the purchase of credit protection and short positions in financial sector equities; and some managers generated gains by successfully buying and holding long positions in energy, metals and agricultural-related stocks during what was an extended bull market for commodities. To help protect capital, several of the Fund's managers adjusted their market exposures as a result of the increasingly unstable marketplace. The Fund overall was approximately 60% exposed to the market, i.e. net long or the difference between long positions and short positions in the equity market, at the start of the Reporting Period. At March 31, 2008, the Fund was only about 30% exposed to the market, or net long, reflecting a more bearish posture.

Since its inception on December 27, 2002, the Fund has gained 7.81%, net of all fees, expenses and incentive allocations, on an annualized basis through March 31, 2008.

MARKET AND ECONOMIC REVIEW

Equity markets, both in the U.S. and internationally, generally produced negative returns for the Reporting Period, with the U.S. equity market hardest hit, as the collapse of the residential real estate market and its related industries combined with all-time high oil prices to create an environment that drove many to question whether the U.S. economy may have entered a recession. The major exception was emerging market equities. Emerging market equities overall generated strong double-digit returns, as investors expected economic growth in most emerging markets to continue even while the U.S. and other developed nations' economies experienced a slowdown.

Several macroeconomic conditions combined during the Reporting Period to impact prices across the global equity markets. First, the commodity "super-cycle" continued its bull run, due primarily to China's insatiable appetite for raw materials and the widely-held notion that commodities and other hard assets are something of a safe haven from paper assets. Second, the ongoing crisis in the credit markets brought down several over-leveraged hedge funds and even prominent financial institutions like Bear Stearns. Third, worldwide volume of mergers and acquisitions fell. Indeed, leveraged buyout (LBO)-driven merger and acquisition activity came to an abrupt halt in July when credit markets went into a severe crisis and wild swings in the stock market made it harder to finance and harder to value merger and acquisition deals. Fourth, illiquidity entered the markets, forcing a number of leveraged participants to sell. Finally, as mentioned, concerns over a potential U.S. economic recession affected investor sentiment broadly, given slowed consumer spending, softened labor markets, elevated inflation, a deepening of the housing contraction and a tightening of credit conditions.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

In an effort to prop up the slumping U.S. economy and stabilize the financial markets, the U.S. Federal Reserve Board (the Fed) cut interest rates by 300 basis points, or 3.00%, bringing the targeted federal funds rate to 2.25% at the end of the period. In addition, the Fed announced several new policies designed to ensure adequate liquidity in the financial system, including coordinated action with other central banks and a new lending facility, the Term Auction Facility or TAF, created to provide enhanced term financing for financial institutions. As Fed chairman Ben Bernanke himself stated, even with these moves, "financial markets remain[ed] under considerable stress" at the end of March 2008.

FUND REVIEW

As Investment Adviser, we carefully evaluated the Fund's strategies and strategy allocation throughout the Reporting Period and made changes in an effort to further diversify the portfolio for enhanced risk management and increased potential returns.

As of March 31, 2008, there were 14 managers in the Fund, as we redeemed eight managers and added six during the Reporting Period. Of the 14 hedge funds in the Fund at the end of March 2008, eight generated positive returns during the Reporting Period. Of the redeemed managers, each of whom contributed to returns during the 12 months, four generated positive returns and one produced flat performance. In all, the managers in the Fund employed seven strategies over the course of the Reporting Period. During the Reporting Period, we added two new strategies to the Fund, eliminated the use of one strategy and re-classified several others. Of the seven strategies in use, three generated positive returns during the Reporting Period.

o EVENT HEDGED EQUITY STRATEGIES - Event hedged equity was a new strategy for the Fund during the Reporting Period, added to complement the other strategies being employed. We are pleased to report that event hedged equity strategies, which, in general, are approaches that seek to benefit from merger arbitrage, equity restructurings, spin-offs, stub trades, asset sales and liquidations, performed best during the Reporting Period. Of the three managers added to the Fund to comprise this component, Harbinger Capital Partners Fund I, L.P. ("Harbinger") was the most outstanding contributor. Harbinger manages a long/short event/distressed investment strategy. It seeks to provide investors with superior risk-adjusted total returns by investing in equity, distressed and high yield/special situation securities on both the long and short sides, focusing on turnarounds, restructurings, liquidations, event-driven situations and inter-capital structure arbitrage. During the Reporting Period, Harbinger was able to generate significant positive returns based on its short subprime and corporate credit positions that proved to be an extraordinarily successful trade. Owl Creek II, L.P. ("Owl Creek"), an opportunistic, event-driven, bottom-up global portfolio added to the Fund as of July 1, also performed admirably during the Reporting Period. Owl Creek had a significant allocation to Asia, which helped results. Owl Creek also successfully adjusted its portfolio exposures to reflect an increasingly bearish position later in the year when the equity markets took a turn for the worse. The third manager added to the Fund in this group during the Reporting Period was Castlerigg Partners, L.P., a global event-driven portfolio that invests primarily in risk arbitrage and event-driven distressed situations, including mergers, acquisitions, spin-offs, reorganizations, liquidations and bankruptcies. At the end of March 2008, event hedged equity strategies comprised 19.4% of the Fund's net assets.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

o INTERNATIONAL HEDGED EQUITY AND OPPORTUNISTIC GLOBAL CREDIT STRATEGIES - With three managers in this area at the end of the Reporting Period, the international strategies component was the second-best performing group for the Fund. Horseman Global Fund, L.P. ("Horseman"), a global long/short equity fund, was the top performer within the group, as it was invested in energy and other commodity-related stocks for most of the year. Also, in November, Horseman completely flipped its portfolio from being net long to net short, when the sub-fund manager grew uncomfortable with the weakness in the U.S. dollar and the slowdown in the U.S. economy. This change proved to be quite prudent, as Horseman generated significant profits from its net short position since November, particularly in financial stocks. Effective September 30, 2007, we redeemed Andromeda Global Credit Fund, L.P., an opportunistic global fixed income manager that was added to the Fund in May 2006. Effective March 31, 2008, we also redeemed Centaurus Alpha Fund, L.P. ("Centaurus"), a European equity-focused manager, primarily to cover a tender in this sub-fund. We also no longer viewed Centaurus' recent market-neutral exposure as appropriate for the Fund's mandate or its performance as up to par. All told, the Fund's allocation to international hedged equity and opportunistic global credit strategies went from 22.8% of the Fund's net assets at the start of the Reporting Period to 16.6% of the Fund's net assets at the end of March 2008.

o TRADING STRATEGIES - Trading strategies, formerly classified as specialty/macro strategies, generally employ investments in equity, debt, currencies and commodities across multiple sectors, economies, market capitalizations and more based on macroeconomic modeling. These strategies as a whole produced solid positive returns for the Fund during the Reporting Period. Cipher Composite Fund, L.P. ("Cipher"), a systematic commodity trading adviser, generated particularly strong profits from currency and energy positions. The Swiss franc and Canadian dollar were Cipher's best performing contracts. Trading in grains also provided positive performance for Cipher. Peak Select Partners L.P., the Fund's global macro manager that trades commodities, fixed income, currencies and equities, also performed well based on its positioning in equities and commodities. Its position in the soybeans market was especially profitable, as China has been buying massive amounts of soybeans from the U.S. to help meet its need for food. The trading strategies component of the Fund went from 7.4% at the end of March 2007 to 9.3% of the Fund's net assets at the end of March 2008.

o U.S. HEDGED EQUITY STRATEGIES - Formerly classified as general hedged equity strategies, this component generally involves taking a secondary position with the expressed purpose of counterbalancing a known risk involved with a primary position. This can be accomplished by taking positions in specifically related securities for specific risks or by purchasing index options for market risks. During the Reporting Period, the U.S. hedged equity strategies generated modestly negative results, and we made several changes within the component. Effective June 30, we redeemed both Newcastle Partners, L.P. ("Newcastle") and Eden Capital Partners, L.P. ("Eden"). Newcastle missed out on superior returns in equity value strategies in 2005 and 2006 and also had an outsized position that dominated its portfolio. Eden believed it saw good value in home builders and subprime mortgage lenders early in 2007, a view that backfired, and also lost ground during the Reporting Period shorting energy stocks. Effective December 31, we redeemed Searock Capital Partners
      (QP), LP ("Searock"), a long/short equity manager schooled in SAC Capital-style trading, as its managers decided to close down the fund and pursue other opportunities. Searock had been a profitable investment for the Fund. Effective July 1, we added Blue Harbour Strategic Value Partners, L.P. ("Blue Harbour"). Blue Harbour manages a value-oriented, event-driven investment strategy focusing on companies that are or should be implementing strategic change. Blue Harbour uses a strategy perhaps best described as "friendly activism," taking a private equity approach to public company investing wherein it seeks to capitalize on the managing principal's extensive investment experience and network of relationships. Many stocks in Blue Harbour's portfolio were likely candidates for leveraged buyouts, and as completion of these transactions typically involves significant debt financing, took a tumble in July and August when the credit markets froze. On the other hand, Wynnefield Partners Small Cap Value, L.P. ("Wynnefield") actually managed to generate positive returns during what can only be described as a brutal environment for small-cap value equities during the Reporting Period. Given the combined effect of manager performance and the changes we made among managers, the U.S. hedged equity strategy component of the Fund went from 25.3% in the Fund's net assets at the close of March 2007 to 15.5% of the Fund's net assets at the end of March 2008. At the end of the Reporting Period, there were two managers in the U.S. hedged equity strategy group.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

o SECTOR HEDGED EQUITY STRATEGIES - Sector hedged equity strategies are strategies that focus on specific sectors of the markets, such as telecommunications, healthcare, real estate, energy or technology. Typically both long and short strategies will be used to target positive returns. With five managers in this component contributing to returns during the Reporting Period, the sector hedged equity strategies as a group was a weak performer for the Fund. Artis Technology Qualified 2X, L.P. ("Artis"), the Fund's technology manager, was the worst performer within the group during the Reporting Period due primarily to its investments in the software industry. To its benefit, Artis reduced its exposure to software to a more defensive position during the drawdown within the sector. The move improved Artis' subsequent performance during what continued to be difficult conditions for technology stocks. DAFNA Fund, L.L.C., Series A ("DAFNA"), the Fund's biotechnology manager, also struggled, as biotechnology stocks were generally swept up by the dramatic events in the financial markets during the Reporting Period, without any real deterioration in the sector's fundamentals. Similarly, TCS Capital II, L.P., the Fund's media/telecommunications manager, lost ground, as this equity sector overall underperformed the broad equity market during the Reporting Period. Conversely, Lucas Energy Total Return Partners, L.P. ("Lucas Energy") performed well since its addition to the Fund effective January 1, 2008. Lucas Energy invests primarily in energy equities and secondarily in other natural resource-related equities and operates as an asset-oriented value buyer, seeking to identify companies that offer the lowest cost, most durable reserves and cash flow. During the Reporting Period, Lucas Energy benefited from its positions in royalty trusts, which tend to provide a high level of cash flow distribution. Lucas Energy believes that skewing its energy security holdings toward those with significant dividend distributions is an attractive strategy for uncertain times. Also contributing positively to the Fund's results during the Reporting Period was Basswood Financial Partners, L.P. ("Basswood"), the Fund's financials manager, which we redeemed effective June 30, 2007. We redeemed Basswood because it continued to have a major contrarian bet on the resurgence of homebuilders and other housing-related equities, which cost it two years of performance in a roaring value market. We also redeemed Basswood because a key member of its investment team left the firm, and its investor relations effort suffered during the transition. The Fund's allocation to this component shifted from 32.5% of the Fund's net assets at March 31, 2007 to 26.3% of the Fund's net assets at March 31, 2008.

o CREDIT STRATEGIES - Credit strategies may consist of several investment categories within the credit space, including leveraged loans, distressed debt and other special situations such as secured aircraft loans, municipal bonds, real estate and high yield securities. Credit strategy was another new strategy for the Fund, established on September 1 with the addition of Camulos Partners LP ("Camulos"), but it performed poorly during the Reporting Period. Camulos is a multi-strategy credit and special situations fund, whose investment objective is to achieve long-term capital growth primarily through investing in a range of credits, loans and special situation debt securities mostly in North America and Europe. Camulos struggled during what were clearly challenging months for the credit markets. The overhang of loan and bond supply that had plagued the market since June 2007 continued to push prices lower through March 2008. Disarray in the structured products market, including the decline in collateralized loan obligation (CLO) and collateralized debt obligation (CDO) issuance drove a significant drop in demand for loans and bonds. Wall Street firms' balance sheets were also under pressure, leading to a decline in risk-taking by dealers and proprietary desks. While Camulos' performance was impacted by the decline in loan and bond prices, with mark-to-market losses registered in both categories, the sub-fund's managers believe the recent chaos in the credit markets has created a set of market opportunities not seen since 2002. We believe Camulos will be able to take advantage of these opportunities once the credit markets' troubles ease. The Fund's allocation to credit strategies was 5.9% of the Fund's net assets at the end of the Reporting Period.

o RELATIVE VALUE STRATEGIES - With the December 31, 2007 redemption of Duration Municipal Fund, LP ("Duration"), we eliminated the Fund's use of relative value strategies. Municipal bond arbitrage manager Duration generated negative returns during the Reporting Period, suffering outsized losses in 2007 due to an extreme cheapening in long-term municipal bonds, which was then magnified by leverage. We redeemed Duration due to a decline in the prospects for the municipal bond arbitrage strategy to exist in the future as it had in the past. This decision proved to be a good one, as many municipal bond arbitrage funds lost further ground in the first quarter of 2008, with several being forced to shut down.

PNC LONG-SHORT MASTER FUND LLC
FUND COMMENTARY (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

STRATEGY AHEAD

We are pleased with the Fund's performance during the Reporting Period, but certainly, as discussed, conditions were challenging. Thus, while we believe the Fund is well diversified by strategy, geography, sector and market capitalizations, as Investment Adviser, we continue to look for ways to enhance its diversification. On April 1, 2008, we further diversified the Fund's lineup of managers by investing in a sub-fund that invests in what are known as "frontier markets." This sub-fund tends to invest principally in emerging growth companies and emerging markets, such as Saudi Arabia and Mongolia, that are often overlooked by more traditional investors. This sub-fund provides the Fund with geographic diversification into markets that have been shown to historically have a relatively low correlation with the rest of the world. Currently, we are focused on conducting due diligence on managers specializing in Asia.

Sincerely,

ADVANTAGE ADVISERS MANAGEMENT LLC

* THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors of PNC Long-Short Master Fund LLC:

We have audited the accompanying statement of assets and liabilities of PNC Long-Short Master Fund LLC (formerly Mercantile Long-Short Manager Master Fund
LLC) (the "Fund"), including the schedule of investments, as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital and financial highlights for the year then ended and for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PNC Long-Short Master Fund LLC as of March 31, 2008, the results of its operations and its cash flows for the year then ended, and the changes in its members' capital and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 to the financial statements, the financial statements include investments in underlying funds, valued at $49,812,745 (99.45% of total members' capital) as of March 31, 2008, whose fair values have been estimated by management in the absence of readily determinable fair values. Management's estimates are based on information provided by the investment managers or general partners of the underlying funds.

DELOITTE & TOUCHE LLP

Chicago, Illinois
May 30, 2008

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Sector Hedged Equity                                                         26%
Event Hedged Equity                                                          20%
International Hedged Equity                                                  17%
U.S. Hedged Equity                                                           16%
Trading                                                                       9%
Long/Short - Energy                                                           6%
Credit                                                                        6%

--------------------------------------------------------------------------------

                                                                                         % OF
INVESTMENT FUNDS*                                        COST           VALUE       MEMBERS' CAPITAL
SECTOR HEDGED EQUITY
   Artis Technology Qualified 2X, L.P.**            $   3,366,812   $   5,881,841              11.74%
   DAFNA Fund, L.L.C., Series A                         1,978,980       2,787,556               5.57
   TCS Capital II, L.P.                                 1,852,411       4,511,316               9.01
                                                    -------------   -------------   ----------------
      Total Sector Hedged Equity                        7,198,203      13,180,713              26.32
EVENT HEDGED EQUITY
   Castlerigg Partners, L.P.                            1,500,000       1,404,557               2.81
   Harbinger Capital Partners Fund I, L.P.              2,500,000       3,577,735               7.14
   Owl Creek II, L.P.                                   4,000,000       4,747,504               9.48
                                                    -------------   -------------   ----------------
      Total Event Hedged Equity                         8,000,000       9,729,796              19.43
INTERNATIONAL HEDGED EQUITY
   Horseman Global Fund, L.P.                           1,588,673       4,654,488               9.29
   Kingdon Associates, L.P.**                           2,141,595       3,665,325               7.32
                                                    -------------   -------------   ----------------
      Total International Hedged Equity                 3,730,268       8,319,813              16.61
U.S. HEDGED EQUITY
   Blue Harbour Strategic Value Partners, L.P.          4,000,000       3,481,454               6.95
   Wynnefield Partners Small Cap Value, L.P.            2,041,099       4,302,410               8.59
                                                    -------------   -------------   ----------------
      Total U.S. Hedged Equity                          6,041,099       7,783,864              15.54
TRADING
   Cipher Composite Fund L.P.**                         1,513,155       2,619,377               5.23
   Peak Select Partners L.P.                            1,302,237       2,034,825               4.06
                                                    -------------   -------------   ----------------
      Total Trading                                     2,815,392       4,654,202               9.29
LONG/SHORT - ENERGY
   Lucas Energy Total Return Partners II                3,000,000       3,186,593               6.36
                                                    -------------   -------------   ----------------
      Total Long/Short - Energy                         3,000,000       3,186,593               6.36
CREDIT
   Camulos Partners, L.P.                               3,500,000       2,957,764               5.90
                                                    -------------   -------------   ----------------
      Total Credit                                      3,500,000       2,957,764               5.90
                                                    -------------   -------------   ----------------
   Total Investment Funds                           $  34,284,962   $  49,812,745              99.45%
                                                    =============   =============   ================

*     All investments are non-income producing.

**    Fund investment fully or partially segregated to cover tender offers.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2008
--------------------------------------------------------------------------------

As of March 31, 2008, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

   COUNTRY                                            COST            VALUE
    Great Britain - 9.29%                         $   1,588,673   $   4,654,488
    United States - 90.16%                           32,696,289      45,158,257
                                                  -------------   -------------
                                                  $  34,284,962   $  49,812,745
                                                  =============   =============

The aggregate cost of investments for tax purposes is expected to be similar to book cost of $34,284,962. Net unrealized appreciation on investments for tax purposes was $15,527,783 consisting of $16,684,008 of gross unrealized appreciation and $1,156,225 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 99.45% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
--------------------------------------------------------------------------------

ASSETS
Investment Funds, at value (cost $34,284,962)                     $  49,812,745
Fund investments made in advance                                      3,000,000
Receivable for fund investments sold                                  4,614,232
Due from feeder funds                                                   145,410
Dividend income receivable                                                2,155
Prepaid expenses                                                         57,794
                                                                  -------------
      Total assets                                                   57,632,336
                                                                  -------------
LIABILITIES
Due to feeder funds for tender offers                                 5,100,000
Cash overdraft                                                        2,241,621
Management fee payable                                                  148,553
Administration fee payable                                               14,802
Line of credit facility fee payable                                      12,500
Chief Compliance Officer fees payable                                       843
Other accrued expenses                                                   27,643
                                                                  -------------
      Total liabilities                                               7,545,962
                                                                  -------------
      Net assets                                                  $  50,086,374
                                                                  =============
MEMBERS' CAPITAL
Capital                                                           $  29,644,744
Accumulated net investment loss                                      (1,794,949)
Accumulated net realized gain on investments                          6,708,796
Net unrealized appreciation on investments                           15,527,783
                                                                  -------------
      Members' capital                                            $  50,086,374
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                   $      31,235
                                                                  -------------
OPERATING EXPENSES
Management fees                                                         724,109
Administration fees                                                     115,307
Directors' fees                                                          65,323
Chief Compliance Officer fees                                             7,199
Audit and tax fees                                                       66,417
Interest expense                                                         29,406
Legal fees                                                               22,500
Line of credit facility fees                                              7,500
Custodian fees                                                            5,765
Printing fees                                                             4,330
Other expenses                                                           19,782
                                                                  -------------
      Operating expenses                                              1,067,638
                                                                  -------------
      Net investment loss                                            (1,036,403)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                      6,235,121
Net change in unrealized appreciation on investments                 (2,829,591)
                                                                  -------------
      Net realized and unrealized gain on investments                 3,405,530
                                                                  -------------
Net increase in members' capital from operating activities        $   2,369,127
                                                                  =============

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                               $    (760,376)
Net realized gain on investments                                        473,675
Net change in unrealized appreciation
   on investments                                                     6,062,921
                                                                  -------------
      Net increase in members' capital
      from operating activities                                       5,776,220
                                                                  -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                   47,654,658
Proceeds from sales of Interests***                                   4,452,699
Cost of Interests repurchased                                        (1,934,459)
                                                                  -------------
      Net increase in members' capital
      from capital transactions                                      50,172,898
                                                                  -------------
MEMBERS' CAPITAL
Balance at beginning of period                                               --
                                                                  -------------
Balance at end of period                                          $  55,949,118
                                                                  =============

FOR THE YEAR ENDED MARCH 31, 2008

FROM OPERATING ACTIVITIES
Net investment loss                                               $  (1,036,403)
Net realized gain on investments                                      6,235,121
Net change in unrealized appreciation
   on investments                                                    (2,829,591)
                                                                  -------------
      Net increase in members' capital
      from operating activities                                       2,369,127
                                                                  -------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                      1,050,500
Cost of Interests repurchased                                        (9,282,371)
                                                                  -------------
      Net decrease in members' capital
      from capital transactions                                      (8,231,871)
                                                                  -------------
MEMBERS' CAPITAL
Balance at beginning of year                                         55,949,118
                                                                  -------------
Balance at end of year                                            $  50,086,374
                                                                  =============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

**    See Note 1 in Notes to Financial Statements.

***   Includes proceeds from the initial seeding of the Fund.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                 $    2,369,127
Adjustments to reconcile net increase in members' capital from operations to net cash provided by operating activities
      Net change in unrealized appreciation on investments                                      2,829,591
      Net realized gain on investments                                                         (6,235,121)
      Purchases of investments                                                                (18,500,000)
      Proceeds from the sale of investments                                                    29,478,164
      Net sales of short-term investments                                                         431,656
      Increase in fund investments made in advance                                             (3,000,000)
      Increase in receivable for fund investments sold                                         (4,344,857)
      Increase in due from feeder funds                                                          (145,410)
      Increase in dividend income receivable                                                       (2,155)
      Increase in prepaid expenses                                                                (36,760)
      Decrease in management fee payable                                                         (197,548)
      Increase in Chief Compliance Officer fees payable                                               843
      Decrease in administration fee payable                                                       (3,030)
      Decrease in directors' fees payable                                                          (2,661)
      Decrease in other accrued expenses                                                          (12,679)
                                                                                           --------------
         Net cash provided by operating activities                                              2,629,160
                                                                                           --------------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                                1,050,500
Cost of Interests repurchased                                                                  (5,921,281)
                                                                                           --------------
         Net cash used in financing activities                                                 (4,870,781)
                                                                                           --------------
         Net decrease in cash and cash equivalents                                             (2,241,621)

CASH AND CASH EQUIVALENTS
Beginning of year                                                                                      --
                                                                                           --------------
End of year                                                                                $   (2,241,621)
                                                                                           ==============
SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                                           $       29,406
                                                                                           ==============

*     See Note 9 in Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       YEAR        PERIOD
                                                      ENDED         ENDED
                                                     MARCH 31,     MARCH 31,
                                                       2008         2007+
                                                     ----------   ----------
Total return (1)                                         4.11%       11.33%
Net assets, end of period (000's)                    $ 50,086     $ 55,949

RATIOS TO AVERAGE NET ASSETS
Net investment loss                                     (1.80)%      (1.92)% (3)
Operating expenses (2)                                   1.85%        1.96%  (3)
Portfolio turnover rate                                 32.69%        5.78%  (4)

+ The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.

(1) Total return is calculated for all the Members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period indicated and has not been annualized.

(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all Members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Not annualized.

    The accompanying notes are an integral part of the financial statements.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

1.    ORGANIZATION

      PNC Long-Short Master Fund LLC (formerly Mercantile Long-Short Manager Master Fund LLC), the "Master Fund", is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $47,654,658 (comprised of $46,831,482 of fund investments, $727,501 of cash, and $95,675 of receivable from fund investments sold) from PNC Long-Short Fund LLC (formerly Mercantile Long-Short Manager Fund
      LLC) on July 1, 2006. Unrealized appreciation on the fund investments of $12,294,453 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds (the "Members") invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

      The Master Fund's investment objective is to seek equity-like capital appreciation while attempting to limit risk through the use of a multi-strategy, multi-manager, diversified investment philosophy principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies that have either a low correlation with the equity and fixed income markets, or that, when balanced with other strategies, lower the correlation of the Master Fund's total performance to the equity and fixed income markets. The primary focus is in hedged equity strategies though there may also be investments in debt and other instruments. Investments may include long/short equity strategies that encompass general, sector-specific, international, emerging markets, and short-biased strategies. In addition to hedged equity, the Master Fund may also invest in opportunistic hedge funds that utilize distressed and event driven strategies.

      The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the Members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

      PNC Capital Advisors, Inc. (formerly Mercantile Capital Advisors, Inc.), the "Manager", is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager was a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the merger, the Manager is now indirectly wholly-owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager continued to provide investment management services to the Master Fund under an interim investment management agreement (the "Interim Investment Management Agreement") approved by the Board of Directors, from March 2, 2007 through July 20, 2007, when the Members approved the new investment management agreement.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Advantage Advisers Management LLC (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

      Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible Members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

      A.    PORTFOLIO VALUATION

            The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

            The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interest in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

            Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      B.    INCOME RECOGNITION AND SECURITY TRANSACTIONS

            Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the average cost basis. Security transactions are recorded on the effective date of the subscription in, or redemption out of, the Investment Fund.

            Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

      C.    FUND EXPENSES

            The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; administrative fees; auditing fees; custodian fees; costs of insurance; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. The Master Fund allocates the expenses it incurs to its Members. In addition, the Master Fund pays the expense allocated to, and incurred by, the Members and is reimbursed by the Members through the redemption of Interests by the Members.

            The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These allocations/fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the year ended March 31, 2008, allocations/fees for these services ranged from 1% to 3% annually for management fees and were 20% annually for the performance or incentive allocations.

      D.    INCOME TAXES

            The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

            On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

            On July 13, 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      E.    INVESTMENT IN REGISTERED INVESTMENT COMPANY

            The Master Fund invests in a registered investment company, SEI Daily Income Trust Money Market Fund, for cash management purposes. At March 31, 2008 there was no investment in this registered investment company.

      F.    SEGREGATED INVESTMENTS

            Certain investments have been segregated to finance the repurchase of Interests from tender offers.

      G.    CAPITAL ACCOUNTS

            Net profits or net losses of the Master Fund for each fiscal period will be allocated to the capital accounts of Members as of the last day of each fiscal period in accordance with Members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the Members of the Master Fund, other than in accordance with the Members' respective investment percentages.

      H.    USE OF ESTIMATES

            The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    RELATED PARTY TRANSACTIONS

      A.    MANAGEMENT FEE

            The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases of Interests by the Master Fund that have not settled as of the end of the quarter. The Manager pays the Adviser half of the management fees earned from the Master Fund.

      B.    FEES EARNED UNDER THE INTERIM INVESTMENT MANAGEMENT AGREEMENTS

            Under the Interim Investment Management Agreement, the management fees earned by the Manager for services provided during March 2, 2007 to July 19, 2007 were held in an interest bearing escrow account. A majority of the Fund's outstanding voting securities approved the new investment management agreement, dated July 20, 2007, and as a result the amount in the escrow account for the Fund (including any interest earned) was paid to the Manager.

      C.    ADMINISTRATION AND OTHER FEES

            The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Funds Services ("SEI") to serve as sub-administrator whereby SEI provides administrative, accounting and investor services, as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

            SEI Private Trust Company serves as custodian for the Master Fund's assets.

      D.    BOARD FEES

            Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the year ended March 31, 2008 were $65,323.

4.    CONCENTRATION OF RISK

      The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in, and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

      Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.    GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

      In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

 7.   INVESTMENT TRANSACTIONS

      For the year ended March 31, 2008, the aggregate purchases and sales of investments (excluding short-term securities) were $18,500,000 and $29,478,164, respectively.

8.    TENDER OFFERS

      On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with a value in the amount of $750,422 were received and accepted by the Master Fund from Members. Members received a payment of $750,422 on July 29, 2007.

PNC LONG-SHORT MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
YEAR ENDED MARCH 31, 2008
--------------------------------------------------------------------------------

      On June 6, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at September 28, 2007. Tenders with a value in the amount of $975,284 were received and accepted by the Master Fund from Members. Members received a payment of $975,284 on October 31, 2007.

      On August 24, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at December 31, 2007. Tenders with a value in the amount of $2,500,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,500,000 on January 31, 2008.

      On November 26, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at March 31, 2008. Tenders with a value in the amount of $2,500,000 were received and accepted by the Master Fund from Members. Members received a payment of $2,500,000 on April 28, 2008.

      On February 26, 2008, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by Members of the Master Fund at a price equal to the net asset value at June 30, 2008. Tenders with an estimated value in the amount of $2,600,000 were received and accepted by the Master Fund from Members. Members are entitled to receive payment of $2,600,000 on or about 30 days after June 30, 2008.

9.    LINE OF CREDIT

      The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund pays a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the year ended March 31, 2008, the Master Fund had average borrowings of $2,537,500 over an average period of 15 days at an interest rate ranging from 8.25% to 9.25%. As of March 31, 2008, there were no borrowings outstanding.

10.   RECENT ACCOUNTING PRONOUNCEMENT

      In September 2006, FASB issued Statement on Financial Accounting Standards
      (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the schedule of investments and statement of operations for a fiscal period.

PNC LONG-SHORT MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

   INVESTMENT FUNDS                                                   LIQUIDITY
      Artis Technology Qualified 2X, L.P.                             Quarterly
      Blue Harbour Strategic Value Partners, L.P.                      Annually
      Castlerigg Partners, L.P.                                       Quarterly
      Camulos Partners, L.P.                                          Quarterly
      Cipher Composite Fund L.P.                                        Monthly
      DAFNA Fund, L.L.C., Series A                                    Quarterly
      Lucas Energy Total Return Partners II                             Monthly
      Harbinger Capital Partners Fund I, L.P.                         Quarterly
      Horseman Global Fund, L.P.                                        Monthly
      Kingdon Associates, L.P.                                        Quarterly
      Owl Creek II, L.P.                                               Annually
      Peak Select Partners L.P.                                         Monthly
      TCS Capital II, L.P.                                            Quarterly
      Wynnefield Partners Small Cap Value, L.P.                       Quarterly

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o PNC Long-Short Master Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
                       POSITION(S)   LENGTH OF    PRINCIPAL
                       HELD WITH     TIME         OCCUPATION(S)
NAME AND AGE           FUND          SERVED       DURING PAST 5 YEARS         OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
L. White               Director      Since 2003   Retired since 2001;         PNC Alternative Strategies Master Fund LLC, PNC
Matthews, III                                     Chairman, Ceridian          Alternative Strategies Fund LLC, PNC Alternative
Age: 62                                           Corporation, 2006 to        Strategies TEDI Fund LLC, PNC Long-Short Fund LLC, PNC
                                                  present.                    Long-Short TEDI Fund LLC, PNC Absolute Return Fund
                                                                              LLC, PNC Absolute Return Master Fund LLC, PNC Absolute
                                                                              Return TEDI Fund LLC; PNC Funds, Inc.; Matrixx
                                                                              Initiatives, Inc. (pharmaceuticals); Imation Corp.
                                                                              (data storage products).
------------------------------------------------------------------------------------------------------------------------------------
Edward D.              Director      Since 2002   Dean and Chief Executive    PNC Alternative Strategies Master Fund LLC, PNC
Miller                                            Officer, Johns Hopkins      Alternative Strategies Fund LLC, PNC Alternative
Age: 65                                           Medicine, January 1997 to   Strategies TEDI Fund LLC, PNC Long-Short Fund LLC, PNC
                                                  present.                    Long-Short TEDI Fund LLC, PNC Absolute Return Fund
                                                                              LLC, PNC Absolute Return Master Fund LLC, PNC Absolute
                                                                              Return TEDI Fund LLC; PNC Funds, Inc.; Bradmer
                                                                              Pharmaceuticals Inc. (pharmaceuticals).
------------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
John R. Murphy         Director      Since 2002   Vice Chairman,              PNC Alternative Strategies Master Fund LLC, PNC
Age: 74                and                        National Geographic         Alternative Strategies Fund LLC, PNC Alternative
                       Chairman                   Society, March 1998         Strategies TEDI Fund LLC, PNC Long-Short Fund LLC, PNC
                       of the                     to present.                 Long-Short TEDI Fund LLC, PNC Absolute Return Fund
                       Board                                                  LLC, PNC Absolute Return Master Fund LLC, PNC Absolute
                                                                              Return TEDI Fund LLC; PNC Funds, Inc.; Omnicom Group,
                                                                              Inc. (media and marketing services); Sirsi Dynix
                                                                              (technology).
------------------------------------------------------------------------------------------------------------------------------------
Thomas L.              Director      Since 2005   Retired since August 2004;  PNC Alternative Strategies Master Fund LLC, PNC
Owsley                                            President, Chief            Alternative Strategies Fund LLC, PNC Alternative
Age: 67                                           Executive Officer and       Strategies TEDI Fund LLC, PNC Long-Short Fund LLC, PNC
                                                  Chief Operating Officer,    Long-Short TEDI Fund LLC, PNC Absolute Return Fund
                                                  Crown Central Petroleum     LLC, PNC Absolute Return Master Fund LLC, PNC Absolute
                                                  Corporation 2003 to         Return TEDI Fund LLC; PNC Funds, Inc.
                                                  August 2004: Senior Vice
                                                  President, General
                                                  Counsel and Corporate
                                                  Secretary, Crown Central
                                                  Petroleum Corporation,
                                                  2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
George R.              Director      Since 2002   President, U.S.-Japan       PNC Alternative Strategies Master Fund LLC, PNC
Packard, III                                      Foundation, July 1998 to    Alternative Strategies Fund LLC, PNC Alternative
Age: 75                                           present.                    Strategies TEDI Fund LLC, PNC Long-Short Fund LLC, PNC
                                                                              Long-Short TEDI Fund LLC, PNC Absolute Return Fund
                                                                              LLC, PNC Absolute Return Master Fund LLC, PNC Absolute
                                                                              Return TEDI Fund LLC; PNC Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

INTERESTED DIRECTOR

------------------------------------------------------------------------------------------------------------------------------------
                       POSITION      LENGTH OF
                       HELD WITH     TIME         PRINCIPAL OCCUPATION
NAME AND AGE           FUND          SERVED       DURING PAST 5 YEARS         OTHER DIRECTORSHIPS HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Decatur H.             Director      Since 2002   Retired.                    PNC Alternative Strategies Master Fund LLC, PNC
Miller (1)                                                                    Alternative Strategies Fund LLC, PNC Alternative
Age: 75                                                                       Strategies TEDI Fund LLC, PNC Long-Short Fund LLC, PNC
                                                                              Long-Short TEDI Fund LLC, PNC Absolute Return Fund
                                                                              LLC, PNC Absolute Return Master Fund LLC, PNC Absolute
                                                                              Return TEDI Fund LLC; PNC Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which PNC Bank, N.A., the parent company of PNC Capital Advisors, Inc. ("PCA"), is also a co-trustee.

OFFICERS OF THE FUND

Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

------------------------------------------------------------------------------------------------------------------------------------
                                         LENGTH OF
                        POSITION HELD      TIME                                   PRINCIPAL OCCUPATION(S)
NAME AND AGE              WITH FUND       SERVED                                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. McCreadie     President        Since 2004     President and Chief Executive Officer, PCA since March 2004; Chief Investment
Age: 47                                                Officer, PCA since 2002; Chief Investment Officer, PNC Wealth Management since 2007; Partner of Brown Investment Advisory & Trust Company from 1999 to
                                                       2002.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer E. Spratley   Vice President   Since          Treasurer and Vice President, PCA since September 2007; Unit Leader, Fund
Age: 39                and Treasurer    March 2008     Accounting and Administration, SEI Investments Global Funds Services 2005 to
                                        and            2007; Fund Accounting Director, SEI Global Funds Services 1999 to 2007.
                                        September
                                        2007,
                                        respectively
------------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        LENGTH
                        POSITION HELD   OF TIME                                   PRINCIPAL OCCUPATION(S)
NAME AND AGE              WITH FUND     SERVED                                      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux     Assistant Vice   Since          President, EJV Financial Services (consulting) since 2002; Senior Vice
Age: 64                President and    2004           President, Old Mutual Advisor Funds II since 2005; Vice President, Swiss
                       Chief                           Helvetia Fund since 1987; Vice President, Hilliard Lyons Government Fund
                       Compliance                      since 2004; Vice President, ISI Funds since 1986; Chief Compliance Officer,
                       Officer                         Victory Funds since 2005; Deutsche Asset Management ("DeAM") from 1987 to
                                                       2002.
------------------------------------------------------------------------------------------------------------------------------------
Jennifer E. Vollmer    Secretary        Since          Senior Counsel, The PNC Financial Services Group, Inc. since March 2007;
Age: 36                                 2002           Secretary, PCA since 2001; Vice President, PCA 2001 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Savonne L. Ferguson    Assistant        Since          Vice President, PCA since September 2007; Assistant Vice President, PCA 2002
Age: 34                Secretary        2004           to 2007.
------------------------------------------------------------------------------------------------------------------------------------

PNC LONG-SHORT MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2008
--------------------------------------------------------------------------------

PORTFOLIO HOLDING DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at http://www.sec.gov.

MANAGER AND ADMINISTRATOR

PNC Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

ADVISER

Advantage Advisers Management LLC
200 Park Avenue
New York, NY 10166

SUB-ADMINISTRATOR

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Mr. L. White Matthews, III. Mr.
L. White Matthews, III is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche, LLP ("D&T") related to the registrant.

D&T billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended March 31, 2008 and March 31, 2007, which are set forth in the table below. The registrant was formed on August 4, 2005 and commenced operations on July 1, 2006.

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2008                                                   2007
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services          services to       and services to   services          services to       and services to
                   to the            service           service           to the            service           service
                   registrant        affiliates that   affiliates that   registrant        affiliates that   affiliates that
                   that were         were              did not require   that were         were              did not require
                   pre-approved      pre-approved      pre-approval      pre-approved      pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $18,083             N/A               N/A             $25,000             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax            $12,500             N/A               N/A             $12,229             N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the registrant, its investment manager (other than its sub-adviser) or any entity controlling, controlled by, or under common control with the investment manager ("adviser affiliate"). Prior to the commencement of any audit or non-audit services to the registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) During the registrant's last two fiscal years, there were no waivers of the requirement that non-audit services provided to the registrant or any adviser affiliate be pre-approved.

(f)      Not Applicable.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $12,500 and $12,229, respectively.

(h)      Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant does not invest in voting securities. The registrant is a feeder fund that invests substantially all of its assets, through a Cayman Islands domiciled fund, in a master fund which has the same investment objective as the registrant. Pursuant to the requirements of the Investment Company Act of 1940, as amended, applicable to master-feeder fund arrangements, the registrant's voting rights with respect to the Cayman Islands fund and the master fund will pass down to the registrant's own members.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant is a feeder fund that invests substantially all of its assets, through a Cayman Islands domiciled fund, in a master fund which has the same investment objective as the master fund. The investment advisory services are provided to the master fund. As such, the following information pertains to the portfolio managers of the master fund's investment portfolio:

(a)(1) Advantage Advisers Management, L.L.C. (the "Adviser") is the investment adviser of the master fund. The Adviser is part of the Alternative Investments Group of Oppenheimer Asset Management Inc., an affiliate of Oppenheimer & Co. Inc. The Adviser's offices are located at 200 Park Avenue, 24th Floor, New York, NY 10166.

The day-to-day management of the master fund's portfolio is the responsibility of Patrick Kane, Tom Robinson and Philip Didio.

     PATRICK KANE, Senior Managing Director, joined the Adviser in 2001 and is primarily responsible for managing the master fund's portfolio. He was, until his promotion in September 2006 to Senior Managing Director for the Alternative Investments Group of the Asset Management Division of Oppenheimer & Co. Inc. ("Opco"), a Senior Hedge Fund Due Diligence Analyst and Portfolio Manager for the fund of funds products at Opco. Mr. Kane has worked in the hedge fund industry since 1989. Before joining Opco's predecessor, CIBC World Markets Corp., in 2001, Mr. Kane worked for Dunbar Capital Management, a boutique hedge fund of funds manager. At Dunbar, he was a member of the Investment Committee, and conducted due diligence for their fund of funds. Mr. Kane previously worked for Brandywine Asset Management (1991-1999), a hedge fund manager in Thornton, PA. At Brandywine, he was the Director of Trading, responsible for all trading on the managed futures and statistical arbitrage market-neutral equity hedge funds. Before that, he worked for Tricon Investments (1989-1991), a managed futures firm in Somerset, NJ. Mr. Kane holds a B.S. from the University of Scranton.

     TOM ROBINSON, President, Oppenheimer Asset Management, Inc., joined the Adviser in 2003 and assists with due diligence and portfolio operations. He has been in the investment industry since 1971. Prior to joining Oppenheimer Asset Management Inc. in April 2003, Mr. Robinson was Chief Investment Officer of Oppenheimer Investment Advisers at CIBC World Markets Corp. since August 2001. Before joining CIBC World Markets Corp., Mr. Robinson was employed at Merrill Lynch where he was a Senior Portfolio Manager responsible for managing eight mutual funds. Additionally, with Merrill Lynch Asset Management, he held the position of Chief International Investment Strategist responsible for the firm's views on global asset allocations. Mr. Robinson also held the position of Chief International Economist, Merrill Lynch's primary spokesperson and forecaster for all international economic matters. Prior to Merrill Lynch, Mr. Robinson held positions at the American Council of Life Insurance where he was a Senior Economist and at the Bureau of Economic Analysis United States Department of Commerce where he was an Economist with the Current Business Analysis Division. Mr. Robinson was a Professorial Lecturer in Economics at the George Washington University. Mr. Robinson holds a Ph.D. in Economics and a B.A. from the George Washington University. He is also a non-degree graduate of the University of Aberdeen, Scotland.

     PHILIP DIDIO, Senior Vice President, joined the Adviser in 2006 and is primarily responsible for managing the Master Fund's portfolio. He has been in the financial services industry for over 14 years. Prior to joining Oppenheimer, Mr. DiDio headed a team responsible for finding, recommending and monitoring relative value strategies. Prior to joining FRM Research, he was a convertible bond portfolio manager for General Motors Asset Management (GMAM). At GMAM, Philip helped to overhaul their multi-manager convertible and convertible arbitrage strategies and also launched a $400m portable alpha hedge fund program where he hired managers and constructed diversified portfolios. Philip began his career as a quantitative analyst with Merrill Lynch's Convertible Research Group, and, as a structured equity portfolio manager at US Trust Company. He has written expert relative value strategy market reviews and "white papers" for over 100 institutional clients and has authored a chapter for a hedge fund compendium published by Euromoney.

(a)(2) The following table provides information relating to other accounts managed by the portfolio managers who manage day-to-day the master fund's portfolio as of March 31, 2008:

                                                          NUMBER OF
                                                           ACCOUNTS                          TOTAL ASSETS
                                          NUMBER OF      MANAGED WITH                        MANAGED WITH
                                           ACCOUNTS    PERFORMANCE-BASED                   PERFORMANCE-BASED
                                           MANAGED      ADVISORY FEES      TOTAL ASSETS     ADVISORY FEES
---------------------------------------- ------------ ------------------- -------------- ---------------------
PATRICK KANE
   Registered investment companies..             1             1         $ 210,968,836      $ 210,968,836
   Other pooled investment vehicles.             2             2         $ 221,159,052      $ 221,159,052
   Other accounts...................             0             0         $           0      $           0
TOM ROBINSON
   Registered investment companies..             1             1         $ 210,968,836      $ 210,968,836
   Other pooled investment vehicles.             1             1         $  37,651,770      $  37,651,770
   Other accounts...................             0             0         $           0      $           0
PHILIP DIDIO
  Registered investment companies...             1             1         $ 210,968,836      $ 210,968,836
  Other pooled investment vehicles..             1             1         $  37,651,770      $  37,651,770
  Other accounts....................             0             0         $           0      $           0


Investment advisers that are affiliated with the Adviser ("Adviser Affiliates") provide investment advisory services to various investment funds, including registered investment companies, other than the master fund. These funds may be managed by unaffiliated investment advisers ("Unaffiliated Advisers") retained by the Adviser Affiliates to act as sub-advisers or by personnel of the Unaffiliated Advisers.

Certain conflicts of interest may arise because the Adviser, the Adviser Affiliates and the Unaffiliated Advisers and their personnel may engage in investment management activities for their own accounts and the accounts of others in which the master fund has no interest. This may create actual or potential conflicts of interest with respect to investments made by the Adviser on behalf of the master fund. The Adviser may invest the assets of the master fund in Investment Funds managed by Unaffiliated Advisers (but which Investment Funds are not affiliated with the Adviser) when the Adviser believes such investment to be appropriate and consistent with the investment objective and policies of the master fund.

There may be instances of potential conflicts of interests where a purchase of, or withdrawal from, a particular Investment Fund is limited as to the amount and several funds managed by the Adviser want to invest or redeem and cannot do so to the full amount they would want. In such cases, the Adviser does a PRO RATA allocation based on the assets of each fund that is participating in the purchase or withdrawal.

(a)(3) Portfolio managers are compensated through base salary and a discretionary bonus based upon the overall performance of Oppenheimer Asset Management Inc.'s (the Adviser's parent company) operations for a given year. Portfolio manager compensation is not tied directly to the performance or the value of the assets of the master fund or any other account managed by the Adviser. Oppenheimer & Co. Inc., an affiliate of the Adviser, pays the portfolio managers' compensation in cash.

(a)(4) As of March 31, 2008, no portfolio manager was the beneficial owner of any securities in the master fund or the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.


(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Conduct for the principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 PNC Long-Short TEDI Fund LLC

By (Signature and Title)*                    /s/ Kevin A. McCreadie
                                             ---------------------------
                                             Kevin A. McCreadie
                                             Chief Executive Officer
Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Kevin A. McCreadie
                                             ----------------------------
                                             Kevin A. McCreadie
                                             Chief Executive Officer
Date: May 29, 2008

By (Signature and Title)*                    /s/ Jennifer E. Spratley
                                             ----------------------------
                                             Jennifer E. Spratley
                                             Chief Financial Officer
Date: May 29, 2008

* Print the name and title of each signing officer under his or her signature.